GOING CONCERN	9 Months Ended
Sep. 30, 2020
Going Concern
GOING CONCERN

2. GOING CONCERN

Liquidity and Capital Resources

As of September 30, 2020, the Group’s consolidated current liabilities exceeded its consolidated current assets by RMB 217,124. The Group’s consolidated net assets were amounting to RMB 98,931 as of September 30, 2020.

The Group’s principal sources of liquidity have been cash provided by operating activities. The Group had net cash provided by operating activities of RMB 37,610 and RMB 42,209 for the nine months ended September 30, 2019 and 2020, respectively. The cash inflow in the nine months ended September 30, 2020 was mainly attributable to the tuition and fees collected at K-12 schools for the fall semester of the 2020-2021 academic year, and deferred revenue collected from our colleges for the fall semester of 2020. As of September 30, 2020, the Group had RMB 86,072 in unrestricted cash and cash equivalents. The Group’s cash and cash equivalents consist of cash on hand and liquid investments that are unrestricted as to withdrawal or use, have maturities of three months or less and are placed with banks and other financial institutions. As of September 30, 2020, the Group had RMB 60,014 in unrestricted cash and cash equivalents from VIEs.

The Group's operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to achieve a net income position for the foreseeable future. If management is not able to increase revenue and/or manage cost and operating expenses in line with revenue forecasts, the Company may not be able to achieve profitability.

From the beginning of 2020, in response to the global spread of a novel coronavirus pandemic, also known as COVID-19, businesses and schools in China have been suspended since the end of January 2020 as part of quarantine measures to contain the pandemic. Our K-12 schools, tutoring centers and training offices in China have been closed since then. With the excellent control of the pandemic in China, our K-12 schools have gradually returned to operation from May 2020, and all of our tutoring centers and training offices went into full business operation from August 2020. Yet the pandemic in U.S. is still critical. Bay State College and NewSchool in U.S. has moved all courses online, including certain classes in a hybrid model (online and on campus together), in response to social distancing needs and precautionary measures. The pandemic may adversely affect our liquidity resources, including but not limited to delayed collection of tuition and fees.

Management plan and actions

The Group had approximately RMB 182,629 and RMB 30,000 short term investments, available for sale and short term investments, held to maturity as of September 30, 2020, which was held as short-term investments to be liquid on the expiration date before the end of 2021. Besides, according to historical experience and knowledge, the management believed that certain current liabilities could be delayed for cash payment through arrangements.

Historically, the Group has addressed liquidity requirements through a series of cost reduction initiatives, debt borrowings, equity financing and the sale of subsidiaries and other non-performing assets. In October 2020, the Group has completed a registered direct offering. The net proceeds from the offering was around US$ 5,250. Bay State College has obtained a bank loan in US$ 1,470 under the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on May 1, 2020. The Group has remaining line of credit in RMB 20,000 from Bank of Huaxia as of September 30, 2020. In 2020, the Group has taken a series of measures to respond to the negative impact from the pandemic, including offering online programs and services, cutting down compensation cost, reducing other costs and expenses for savings, and negotiating for relief or postpone of rentals for certain period of time etc. Meanwhile the Group kept expanding existing business, exploring innovation in service portfolio, investing in new technology to build up education service platforms, improving operation efficiency and profitability, and enhancing the internal control procedures. From 2021 and onwards, the Group will focus on the development of core cash-generating business and will implement more stringent cost and expense controls than previous years, including but not limited to optimization of employees, require strict pre-purchase application and approval, suspend certain business consuming more cash than earned, implement comprehensive budget control and operation assessment, implement enhanced vendor review and selection processes as well as enhance internal controls on payable management, create synergy of our resources, and put forward efforts to pursue historical receivables. There are no liquidity concerns noted in the next 12 months according to the Group’s cash flow projection.

Conclusion

The Group believes that available cash and cash equivalents, short term investments, available for sale and short term investments, held to maturity, cash provided by operating activities, together with cash available from the activities mentioned above, should enable the Group to meet presently anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Group has prepared the consolidated financial statements on a going concern basis. However, the Group continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, initiating additional public offerings, curtailing the Group’s business development activities, suspending the pursuit of its business plan, obtaining credit facilities, controlling overhead expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Group will raise additional capital if needed.